T. ROWE PRICE Maryland Tax-Free Bond Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.6%
DISTRICT OF COLUMBIA  3.2%
Washington Metropolitan Area Transit Auth., Series A, 3.00%,
7/15/43  2,920 2,541
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  2,205 2,215
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/42  5,000 5,527
Washington Metropolitan Area Transit Auth., Series A, 5.25%,
7/15/53  16,560 18,222
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  14,635 16,424
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  7,645 7,913
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 4.375%, 7/15/59  9,175 9,351
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/59  11,450 12,631
74,824
MARYLAND  90.8%
Annapolis, Series A, GO, 4.00%, 8/1/40  1,940 2,001
Annapolis, Series A, GO, 4.00%, 8/1/41  2,025 2,063
Annapolis, Series A, GO, 4.00%, 8/1/42  1,080 1,096
Annapolis, Series A, GO, 5.00%, 8/1/43  490 540
Annapolis, Series A, GO, 5.00%, 8/1/46  565 619
Annapolis, Series A, GO, 5.00%, 8/1/48  625 681
Annapolis, Series A, GO, 5.00%, 8/1/52  2,845 3,084
Anne Arundel County, GO, 5.00%, 10/1/37  3,150 3,254
Anne Arundel County Consolidated Special Taxing Dist.,
Villages at Two Rivers Project, 4.90%, 7/1/30  2,620 2,621
Anne Arundel County Consolidated Special Taxing Dist.,
Villages at Two Rivers Project, 5.125%, 7/1/36  3,315 3,316
Anne Arundel County Consolidated Special Taxing Dist.,
Villages at Two Rivers Project, 5.25%, 7/1/44  7,300 7,302
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester & Farmington Village, 5.00%, 7/1/25  395 395
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester & Farmington Village, 5.00%, 7/1/32  4,220 4,223
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.50%, 7/1/33  2,360 2,362
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.75%, 7/1/43  4,970 4,972
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/38  6,220 5,764

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/49  6,780 5,503
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/47  6,000 6,044
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/53  8,500 8,560
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/38  2,000 2,064
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/39  3,105 3,144
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40  3,610 3,718
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/42  1,450 1,466
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/44  4,255 4,742
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/45  4,350 4,394
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46  5,830 5,975
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/47  4,015 4,437
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/48  16,835 17,866
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/49  4,380 4,860
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/50  1,220 1,352
Anne Arundel County, Consolidated General Improvement,
Series 2016, GO, 5.00%, 10/1/41  1,450 1,467
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/47  9,000 9,330
Anne Arundel County, Consolidated General Improvement,
Series 2024, GO, 5.00%, 10/1/41  5,475 6,248
Anne Arundel County, Consolidated General Improvement,
Water & Sewer, GO, 5.00%, 10/1/41  3,105 3,141
Anne Arundel County, Consolidated Water & Sewer, GO,
3.00%, 10/1/38  2,300 2,132
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/35  1,445 1,453
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/40  2,425 2,782
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/41  2,430 2,773
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/42  2,430 2,760

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/42  3,105 3,140
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  1,030 1,152
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/45  12,925 12,976
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/47  2,195 2,425
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/49  1,555 1,726
Anne Arundel County, Consolidated Water & Sewer,
Series 2015, GO, 5.00%, 4/1/40  12,345 12,404
Anne Arundel County, Consolidated Water & Sewer,
Series 2020, GO, 5.00%, 10/1/38  2,470 2,675
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/40  3,105 3,143
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/45  9,315 9,409
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/43  10,830 11,121
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/35  7,655 7,699
Baltimore County, GO, 4.00%, 3/1/38  4,020 4,202
Baltimore County, GO, 4.00%, 3/1/39  3,025 3,129
Baltimore County, GO, 4.00%, 3/1/40  3,580 3,688
Baltimore County, Series A, GO, 5.00%, 7/1/39  1,300 1,514
Baltimore County, Series A, GO, 5.00%, 7/1/40  1,280 1,481
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  3,000 2,797
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/39  5,000 4,587
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46  10,000 10,159
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38  610 617
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/45  1,700 1,707
Baltimore County, Metropolitan Dist. 83rd Issue, GO, 4.00%,
3/1/39  3,750 3,854
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/48  10,920 12,013
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/49  4,280 4,699
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/53  39,630 43,296
Baltimore County, Oak Crest Village, 4.00%, 1/1/45  1,750 1,646

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore County, Oak Crest Village, 4.00%, 1/1/50  10,640 9,691
Baltimore County, Oak Crest Village, 5.00%, 1/1/25  1,065 1,066
Baltimore County, Oak Crest Village, 5.00%, 1/1/27  1,155 1,171
Baltimore County, Oak Crest Village, 5.00%, 1/1/28  1,325 1,344
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  1,035 1,049
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  1,565 1,585
Baltimore County, Oak Crest Village, 5.00%, 1/1/37  7,345 7,420
Baltimore County, Riverwood Village, 4.00%, 1/1/34  265 269
Baltimore County, Riverwood Village, 4.00%, 1/1/35  1,065 1,078
Baltimore County, Riverwood Village, 4.00%, 1/1/45  10,795 10,432
Baltimore County, Riverwood Village, 4.00%, 1/1/50  11,330 10,641
Baltimore County, Riverwood Village, Series 2020, 4.00%,
1/1/36  500 505
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/25  590 590
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/26  375 375
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/27  520 520
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/28  1,215 1,216
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/29  930 931
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/30  515 515
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/33  415 415
Baltimore, Harbor Point Project, 4.50%, 6/1/33  800 815
Baltimore, Harbor Point Project, 4.75%, 6/1/31  2,025 2,038
Baltimore, Harbor Point Project, 4.875%, 6/1/42  2,865 2,936
Baltimore, Harbor Point Project, 5.00%, 6/1/36  3,800 3,826
Baltimore, Harbor Point Project, 5.00%, 6/1/51  6,700 6,792
Baltimore, Harbor Point Project, 5.125%, 6/1/43  11,230 11,290
Baltimore, Harbor Point Project, Series A, 3.20%, 6/1/30 (1) 200 193
Baltimore, Harbor Point Project, Series A, 3.25%, 6/1/31 (1) 220 211
Baltimore, Harbor Point Project, Series A, 3.30%, 6/1/32 (1) 250 238
Baltimore, Harbor Point Project, Series A, 3.35%, 6/1/33 (1) 270 255
Baltimore, Harbor Point Project, Series A, 3.50%, 6/1/39 (1) 1,400 1,267
Baltimore, Harbor Point Project, Series A, 3.625%, 6/1/46 (1) 4,000 3,416
Baltimore, Harbor Point Project, Series B, 3.55%, 6/1/34 (1) 325 298
Baltimore, Harbor Point Project, Series B, 3.70%, 6/1/39 (1) 650 582
Baltimore, Harbor Point Project, Series B, 3.875%, 6/1/46 (1) 1,020 894
Baltimore, Water Project, Series A, 5.00%, 7/1/28 (2)(3) 205 212
Brunswick, Brunswick Crossing Special Taxing Dist., 4.00%,
7/1/29  955 950
Brunswick, Brunswick Crossing Special Taxing Dist., 5.00%,
7/1/36  1,547 1,579
Charles County, Consolidated Public Improvement, GO, 4.50%,
10/1/52  3,145 3,261
Frederick County, Public Facilities Project, Series A, GO,
1.625%, 10/1/35  7,295 5,809

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Frederick County, Public Facilities Project, Series A, GO,
2.00%, 10/1/39  9,330 7,321
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/42  5,780 5,925
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/43  4,195 4,284
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/31  4,360 4,425
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/32  3,315 3,345
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/33  1,805 1,820
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/34  1,990 2,003
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/36  2,165 2,177
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/37  1,195 1,202
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/39  575 578
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/40  1,145 1,150
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/27  1,545 1,612
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/28  2,630 2,787
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/29  2,535 2,713
Frederick County, Urbana Community Dev. Auth., Series C,
4.00%, 7/1/50 (1) 6,835 6,305
Gaithersburg, Asbury Obligated Group, 4.50%, 1/1/42  5,000 4,910
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  1,205 1,236
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  10,190 10,412
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27  2,610 2,635
Harford County, Consolidated Public Improvement, GO, 3.20%,
9/15/37  2,375 2,292
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.60%, 6/1/29  5,000 4,464
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46  5,425 5,159
Howard County Housing Commission, Orchard Meadows
Apartments, 4.125%, 12/1/43  9,395 9,315
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/29  1,055 1,110
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/30  1,035 1,086

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/31  750 786
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/32  550 577
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/37  7,350 7,587
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/42  6,930 7,136
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/46  10,000 10,255
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/28  365 385
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/29  410 439
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/30  455 493
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/31  510 560
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/32  560 619
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/33  615 678
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/34  475 523
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/35  735 807
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/36  800 876
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/37  470 514
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/38  500 545
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/39  500 543
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/44  2,200 2,362
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (1) 425 426
Howard County, Downtown Columbia Project, Series A,
4.125%, 2/15/34 (1) 1,250 1,231
Howard County, Downtown Columbia Project, Series A,
4.375%, 2/15/39 (1) 1,000 982
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (1) 2,950 2,844
Howard County, Metropolitan District Project, Series B, GO,
3.00%, 8/15/49  1,060 867

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (4) 1,915 1,920
Hyattsville, GO, 5.00%, 1/1/28  360 371
Hyattsville, GO, 5.00%, 1/1/29  375 386
Hyattsville, GO, 5.00%, 1/1/30  395 406
Hyattsville, GO, 5.00%, 1/1/31  415 426
Hyattsville, GO, 5.00%, 1/1/32  435 447
Hyattsville, GO, 5.00%, 1/1/33  455 467
Hyattsville, GO, 5.00%, 1/1/34  480 492
Hyattsville, GO, 5.00%, 1/1/35  505 517
Hyattsville, GO, 5.00%, 1/1/36  530 542
Hyattsville, GO, 5.00%, 1/1/37  555 567
Hyattsville, GO, 5.00%, 1/1/38  585 597
Hyattsville, GO, 5.00%, 1/1/44  2,100 2,128
Hyattsville, GO, 5.00%, 1/1/49  3,530 3,563
Maryland, Series A, GO, 5.00%, 6/1/38  3,450 4,012
Maryland CDA, 4.65%, 9/1/37  6,000 6,262
Maryland CDA, 4.95%, 9/1/42  4,500 4,711
Maryland CDA, 6.00%, 3/1/53  6,430 6,889
Maryland CDA, Series A, 3.00%, 9/1/51  17,145 16,878
Maryland CDA, Series A, 3.375%, 9/1/34  1,515 1,464
Maryland CDA, Series A, 3.75%, 3/1/50  9,410 9,418
Maryland CDA, Series A, 4.50%, 9/1/48  5,230 5,302
Maryland CDA, Series A, 5.00%, 9/1/52  4,305 4,458
Maryland CDA, Series B, 3.00%, 9/1/51  29,235 28,719
Maryland CDA, Series B, 3.20%, 9/1/39  10,000 9,107
Maryland CDA, Series B, 4.35%, 7/1/43  7,500 7,572
Maryland CDA, Series B, 4.50%, 9/1/48 (4) 4,665 4,692
Maryland CDA, Series C, 2.60%, 1/1/42  2,155 1,670
Maryland CDA, Series C, 2.95%, 7/1/56  2,115 1,588
Maryland CDA, Series C, 3.50%, 3/1/50  5,165 5,134
Maryland CDA, Series C, 4.20%, 4/1/42  4,250 4,277
Maryland CDA, Series C, 4.55%, 7/1/43  4,150 4,223
Maryland CDA, Series C, 5.00%, 9/1/26  375 387
Maryland CDA, Series C, 5.00%, 9/1/29  2,975 3,205
Maryland CDA, Series C, 5.00%, 3/1/30  1,040 1,108
Maryland CDA, Series C, 5.00%, 3/1/31  1,500 1,598
Maryland CDA, Series C, 5.15%, 7/1/42  2,500 2,710
Maryland CDA, Series C, 5.75%, 9/1/54  6,175 6,617
Maryland CDA, Series F, 5.00%, 7/1/48  980 981
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/38  1,115 1,257
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/43  1,500 1,655

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31  4,950 4,954
Maryland Dept. of Housing & Community Dev., Series A,
4.55%, 9/1/44  1,500 1,534
Maryland Dept. of Housing & Community Dev., Series A,
6.25%, 9/1/55  12,225 13,734
Maryland Dept. of Housing & Community Dev., Series A-1,
4.00%, 6/1/54  1,600 1,565
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/38  1,015 1,157
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/39  1,050 1,190
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/44  3,975 4,412
Maryland Dept. of Housing & Community Dev., Series A-1,
5.50%, 6/1/49  2,150 2,440
Maryland Dept. of Housing & Community Dev., Series A-2,
4.25%, 6/1/54  1,300 1,303
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/38  440 497
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/39  455 510
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/44  2,130 2,341
Maryland Dept. of Housing & Community Dev., Series A-2,
5.50%, 6/1/49  1,000 1,122
Maryland Dept. of Housing & Community Dev., Series B,
4.60%, 7/1/49  1,915 1,953
Maryland Dept. of Housing & Community Dev., Series B,
4.70%, 7/1/54  3,045 3,093
Maryland Dept. of Housing & Community Dev., Series B,
4.80%, 7/1/59  2,875 2,930
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  4,625 5,220
Maryland Dept. of Housing & Community Dev., Series D,
4.45%, 7/1/44  2,440 2,466
Maryland DOT, 2.50%, 10/1/33  2,350 2,149
Maryland DOT, 3.00%, 5/1/31  500 496
Maryland DOT, 3.00%, 10/1/34  10,775 10,385
Maryland DOT, Series A, 2.125%, 10/1/36  1,700 1,416
Maryland DOT, Series A, 5.25%, 8/1/40 (4)(5) 1,250 1,399
Maryland DOT, Series A, 5.25%, 8/1/43 (4)(5) 1,500 1,655
Maryland DOT, Series A, 5.25%, 8/1/49 (4)(5) 2,200 2,392
Maryland DOT, Series A, 5.25%, 8/1/54 (4)(5) 8,000 8,641
Maryland DOT, Series B, 4.00%, 8/1/37 (4) 1,500 1,503
Maryland DOT, Series B, 4.00%, 8/1/38 (4) 1,500 1,499

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland DOT, Series B, 4.00%, 8/1/39 (4) 4,180 4,175
Maryland DOT, Series B, 4.00%, 8/1/40 (4) 5,925 5,921
Maryland DOT, Series B, 4.00%, 8/1/41 (4) 1,600 1,599
Maryland DOT, Series B, 4.00%, 8/1/51 (4) 16,665 15,925
Maryland DOT, Series B, 5.00%, 8/1/31 (4) 1,125 1,222
Maryland DOT, Series B, 5.00%, 8/1/32 (4) 1,420 1,530
Maryland DOT, Series B, 5.00%, 8/1/46 (4) 23,025 24,036
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/39 (4) 3,205 3,127
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/44 (4) 4,800 4,494
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/25 (4) 510 513
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/26 (4) 690 705
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/28 (4) 375 394
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/29 (4) 385 409
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/37  4,390 4,733
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  3,970 4,207
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 12/31/47  5,940 6,308
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 6/30/53  1,185 1,249
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  2,500 2,543
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/28  785 793
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/29  815 824
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/30  845 854
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/31  880 887
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  815 818
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/34  765 762
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  260 257
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/40  3,255 3,139

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/50  10,835 9,919
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/25  515 518
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (1) 1,680 1,692
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (1) 2,000 2,012
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
7/1/55  12,990 13,199
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/41 (6) 2,595 2,803
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/42 (6) 2,935 3,160
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/43 (6) 2,465 2,645
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/44 (6) 2,245 2,402
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/54 (6) 7,825 8,259
Maryland Economic Dev., College Park Leonardtown Project,
5.125%, 7/1/59 (6) 2,000 2,127
Maryland Economic Dev., College Park Leonardtown Project,
5.25%, 7/1/64 (6) 4,355 4,655
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  10,000 10,276
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/40  6,055 5,893
Maryland Economic Dev., Morgan State Univ. Project, 4.25%,
7/1/50  4,850 4,608
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/25  1,285 1,296
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/26  600 615
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/27  665 693
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/28  490 518
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/29  810 866
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/30  1,095 1,183
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/31  1,000 1,088
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/32  1,805 1,976

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34  2,500 2,713
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/50  11,970 12,332
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/56  17,960 18,380
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/29  295 318
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/30  670 732
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/31  585 645
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/32  500 556
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/33  545 603
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.375%, 7/1/38  1,220 1,341
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.75%, 7/1/53  8,440 9,294
Maryland Economic Dev., Morgan State Univ. Project, Series A,
6.00%, 7/1/58  8,000 8,910
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (4) 1,405 1,432
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/39 (4) 415 438
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/40 (4) 1,750 1,838
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/41 (4) 2,850 2,982
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 12/31/41 (4) 2,500 2,616
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (4) 4,110 4,340
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/52 (4) 4,000 4,194
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (4) 29,815 31,178
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  770 770
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/30  805 805
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/34  1,030 1,030
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/44 (4) 6,400 6,600

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/49 (4) 18,905 19,360
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/25  400 402
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  1,150 1,151
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  175 180
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/29  1,775 1,777
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  325 334
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31  375 385
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32  325 333
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  2,125 2,164
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37  3,000 3,001
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27  185 191
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29  215 221
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,000 1,004
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  500 525
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  1,515 1,589
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  4,850 5,081
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  2,750 2,876
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  8,920 9,291
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (6) 505 512
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (6) 800 823
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (6) 525 539
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (6) 560 574
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (6) 1,325 1,358
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (6) 705 722
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (6) 1,815 1,838
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/27 (6) 2,280 2,342
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (6) 3,405 3,493

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (6) 3,100 3,175
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (6) 4,305 4,408
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/31 (6) 4,020 4,114
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/35 (6) 15,010 15,322
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/43 (6) 6,910 7,001
Maryland Economic Dev., Univ. of Maryland Project, 4.00%,
7/1/25  600 600
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/26  635 639
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/27  500 503
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/31  2,350 2,365
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/35  3,845 3,866
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/39  3,850 3,862
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/27  1,230 1,231
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/33  2,570 2,571
Maryland HHEFA, 5.875%, 7/1/43 (1) 2,000 2,070
Maryland HHEFA, 6.125%, 7/1/53 (1) 3,745 3,878
Maryland HHEFA, 6.25%, 7/1/63 (1) 6,000 6,219
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/28  950 964
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  655 667
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/26  910 920
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  520 536
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28  375 392
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  580 612
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  555 591
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36  2,340 2,466
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,540 1,582
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  18,660 18,967
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%,
1/1/35  1,840 1,838
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/42 (1) 820 827
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/52 (1) 1,500 1,504

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Broadmead, Series A, 4.00%, 7/1/35  320 326
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26  780 797
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/28  205 213
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29  1,000 1,039
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  530 550
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32  1,000 1,039
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38  2,870 2,976
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43  2,800 2,887
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48  7,100 7,267
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  1,200 1,231
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  605 621
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36  1,835 1,876
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  14,760 14,972
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  2,500 2,549
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%,
1/1/29  1,515 1,516
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30  995 996
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/25  875 876
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/26  1,015 1,022
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/27  1,920 1,933
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/28  2,070 2,084
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.25%,
1/1/37  17,820 17,914
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50  11,565 10,826
Maryland HHEFA, Frederick Health System, 5.00%, 7/1/33 (6) 920 1,029
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
2.50%, 7/1/51  3,970 2,731
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
3.00%, 7/1/46  12,575 10,556
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/37  4,380 4,452
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (1) 205 207
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (1) 1,265 1,276

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (1) 1,800 1,805
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (1) 1,530 1,536
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (2)(7) 5,280 5,412
Maryland HHEFA, Johns Hopkins Health System, Series A,
VRDN, 3.00%, 6/1/48  2,350 2,350
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (7) 1,025 1,033
Maryland HHEFA, Johns Hopkins Medical Institution, Series A,
5.00%, 5/15/37  5,000 5,041
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (7) 890 897
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%,
7/1/41  18,475 18,476
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%,
7/1/38  6,590 6,591
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/42  1,000 985
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/44  2,000 2,044
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/49  7,335 7,990
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31  1,060 1,090
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  1,210 1,242
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/33  1,175 1,205
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/34  3,925 4,076
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  5,000 5,398
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  3,490 3,833
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%,
7/1/33  1,015 1,056
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/30  480 480
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/33  1,210 1,210
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39  5,505 5,505
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/27  435 435
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/28  500 500
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/32  595 595
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/45  5,000 5,000
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/42  2,935 2,753
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/25  100 101
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/27  850 866
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/28  650 662
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/33 (Prerefunded 6/1/26) (8) 300 310

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/35 (Prerefunded 6/1/26) (8) 275 284
Maryland HHEFA, Maryland Institute College of Art,
Series 2017, 5.00%, 6/1/36 (Prerefunded 6/1/26) (8) 575 593
Maryland HHEFA, Medlantic/Helix Issue, Series A, 5.25%,
8/15/38 (6) 8,460 9,728
Maryland HHEFA, Medlantic/Helix Issue, Series B, 5.25%,
8/15/38 (7) 16,995 19,349
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  5,080 5,096
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38  900 902
Maryland HHEFA, MedStar Health, 5.00%, 8/15/42  15,350 15,382
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  13,840 13,843
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  4,005 4,008
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38  2,045 2,046
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41  10,840 10,844
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42  4,595 4,739
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  17,145 17,581
Maryland HHEFA, MedStar Health, Series B, 4.00%, 8/15/38  1,765 1,765
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/31  5,615 5,621
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/33  2,000 2,002
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  10,520 10,531
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  1,830 1,868
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,000 1,020
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34  1,200 1,224
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35  4,930 5,023
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  1,500 1,526
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/38  6,845 6,942
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/30  1,170 1,172
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  1,030 1,039
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34  1,000 1,006
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40  23,375 23,458
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  33,035 33,142
Maryland HHEFA, Peninsula Regional Health System, Series A,
4.00%, 7/1/48  1,910 1,825
Maryland HHEFA, Saint John's College, 4.00%, 10/1/40  1,000 980
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/35  1,700 1,676
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/36  500 490
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/37  2,965 2,888
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/39  2,490 2,397

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/40  650 620
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/41  1,375 1,300
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/29  1,125 1,184
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/31  1,205 1,285
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/33  1,375 1,454
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/34  745 738
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/38  790 768
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  7,665 7,148
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  12,845 11,768
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  11,685 10,672
Maryland HHEFA, Stevenson Univ. Project, Series A, 5.00%,
6/1/32  850 903
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33  5,305 5,358
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34  2,910 2,938
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35  2,100 2,120
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34  500 521
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
4.00%, 7/1/48  3,500 3,467
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 3.15%, 7/1/41  1,400 1,400
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  1,135 1,199
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  41,760 48,065
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  13,590 15,624
Maryland Stadium Auth., Built to Learn Revenue, 2.75%, 6/1/51  1,045 780
Maryland Stadium Auth., Built to Learn Revenue, 5.00%, 6/1/54  13,480 14,725
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/41  3,980 4,030
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/47  4,000 4,009
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  11,425 11,296
Maryland Transportation Auth., Series A, 2.50%, 7/1/47  4,915 3,613
Maryland Transportation Auth., Series A, 3.00%, 7/1/47  10,430 8,611

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Series A, 5.00%, 7/1/34  1,325 1,484
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/33 (4) 3,250 3,282
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/38 (4) 7,830 7,826
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/25 (4) 2,690 2,692
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/26 (4) 2,820 2,822
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/27 (4) 2,965 2,966
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/28 (4) 2,250 2,366
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/30 (4) 4,615 4,889
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/32 (4) 1,125 1,188
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, Series 2012A, 5.00%, 6/1/28 (4) 3,110 3,111
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/45  8,170 8,206
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/50  5,000 5,009
Montgomery County, Series A, GO, 3.00%, 11/1/37  7,365 6,892
Montgomery County, Series A, GO, 4.00%, 12/1/35
(Prerefunded 12/2/24) (8) 10,000 10,000
Montgomery County, Series A, GO, 4.00%, 8/1/38  10,070 10,487
Montgomery County, Series A, GO, 4.00%, 8/1/39  4,000 4,132
Montgomery County, Series A, GO, 4.00%, 8/1/41  11,000 11,361
Montgomery County, Series E, GO, VRDN, 3.15%, 11/1/37  275 275
Montgomery County Housing Opportunities Commission,
Series A, 3.00%, 1/1/50  6,365 6,252
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46  500 500
Montgomery County Housing Opportunities Commission,
Series A, 4.80%, 7/1/49  5,000 5,161
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  5,000 5,127
Montgomery County Housing Opportunities Commission,
Series A, 5.00%, 7/1/52  4,140 4,283
Montgomery County Housing Opportunities Commission,
Series A, 5.75%, 7/1/54  7,860 8,532
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  34,785 26,243
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/35  490 560

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/36  485 552
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/37  555 630
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/38  485 549
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,975 3,403
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  5,335 6,110
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,300 9,471
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/66  11,040 12,579
Montgomery County, Consolidated Public Improvement,
Series A, GO, 3.75%, 11/1/38  1,110 1,112
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  5,000 3,745
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  3,500 3,187
Montgomery County, Trinity Healthcare, 4.00%, 12/1/44  10,740 10,744
Montgomery County, Trinity Healthcare, 5.00%, 12/1/44  5,000 5,018
Montgomery County, Trinity Healthcare, Series 2016MD,
5.00%, 12/1/45  5,000 5,065
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/26  505 505
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/27  1,000 1,000
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (1) 3,500 3,512
Prince George's County, Westphalia Town Center Project,
5.125%, 7/1/39 (1) 1,350 1,368
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/26  1,000 1,009
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/30  790 802
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/32  525 532
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  5,140 5,190
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/25  500 503
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/26  500 505
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/28  1,375 1,397
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/30  1,515 1,538
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  2,100 2,126
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  1,000 940
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,675 1,563
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  4,750 4,751
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  7,170 6,947

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Saint Mary's County, GO, 4.00%, 8/1/40  2,050 2,115
Saint Mary's County, GO, 4.00%, 8/1/41  1,000 1,019
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/41  3,295 3,373
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/42  3,435 3,499
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/28  1,875 1,912
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/29  1,950 1,998
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,500 1,516
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  5,100 4,985
Washington Suburban Sanitary Commission, Series A,
VRDN,BAN, 3.15%, 6/1/27  1,000 1,000
Washington Suburban Sanitary Commission, Series B,
VRDN,BAN, 3.17%, 6/1/27  400 400
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2.25%, 6/1/41  3,710 2,912
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/44  5,845 5,008
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/48  1,000 821
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/36  5,000 5,093
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/41  1,450 1,455
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/44  6,595 6,741
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/46  5,000 5,061
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/48  7,500 7,579
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/50  14,325 14,469
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/51  10,000 10,078
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/52  5,000 5,036
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/29  4,895 5,392
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/35  2,225 2,289
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/36  2,935 3,441

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/41  1,700 1,921
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, Series 2023, 4.00%, 6/1/50  3,000 3,027
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  2,800 2,802
Westminster, Lutheran Village at Millers Grant, Series A,
6.125%, 7/1/39  2,500 2,501
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  4,645 4,647
2,151,961
PUERTO RICO  4.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 13,350 8,244
Puerto Rico Commonwealth, GO, VR, 11/1/51 (9) 8,857 5,646
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 2,000 2,106
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,000 1,048
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  2,709 1,874
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  4,935 4,915
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  7,717 7,629
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  4,024 3,947
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,000 1,046
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (10)
(11) 55 29
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (10)
(11) 4,690 2,450
Puerto Rico Electric Power Auth., Series AAA, 5.25%,
7/1/27 (10)(11) 850 444
Puerto Rico Electric Power Auth., Series AAA, 5.25%,
7/1/30 (10)(11) 1,925 1,006
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (10)(11) 85 44
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (10)(11) 210 110
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (10)
(11) 270 142
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (10)
(11) 1,045 549

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (10)
(11) 340 178
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (10)
(11) 415 217
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (10)
(11) 55 29
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (10)
(11) 1,760 920
Puerto Rico Electric Power Auth., Series WW, 5.00%,
7/1/28 (10)(11) 45 23
Puerto Rico Electric Power Auth., Series WW, 5.25%,
7/1/33 (10)(11) 460 240
Puerto Rico Electric Power Auth., Series WW, 5.50%,
7/1/18 (10)(11) 225 118
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (10)
(11) 95 50
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (10)
(11) 255 133
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (10)
(11) 195 102
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (10)
(11) 65 34
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (10)
(11) 110 58
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (10)
(11) 1,110 583
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (10)
(11) 90 47
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (10)
(11) 830 436
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (10)
(11) 240 126
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (10)
(11) 95 50
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  23,070 23,080
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  15,000 15,060
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  13,842 13,818
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  3,249 3,198
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,744 4,751
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  4,613 1,554

T. ROWE PRICE Maryland Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Converted,
Series A-2, 4.329%, 7/1/40  4,180 4,173
110,207
Total Investments in Securities  98.6%
(Cost $2,347,506) $ 2,336,992
Other Assets Less Liabilities 1.4% 32,905
Net Assets 100.0% $ 2,369,897
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $50,202 and represents 2.1% of net assets.
(2) Escrowed to maturity
(3) Insured by Financial Guaranty Insurance Company
(4) Interest subject to alternative minimum tax.
(5) Insured by Assured Guaranty Corporation
(6) Insured by Assured Guaranty Municipal Corporation
(7) Insured by AMBAC Assurance Corporation
(8) Prerefunded date is used in determining portfolio maturity.
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) Non-income producing
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Tax-Free Bond Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Maryland Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Maryland Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On November 30, 2024 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F87-054Q3 11/24